Derivatives	12 Months Ended
Dec. 31, 2017
Derivatives [Abstract]
Derivatives
11.	Derivatives

(1)	Derivatives as of December 31, 2016 and 2017 are as follows:

		2016		2017
		Current	Non-current	Current	Non-current
		In millions of won
Derivative assets
Currency forward	￦	8,370	32,806	45	—
Currency swap		184,913	540,057	12	15,711
Interest rate swap		—	4,705	—	2,697
Others(*1)		—	10,523	12,878	1,283

	￦	193,283	588,091	12,935	19,691

Derivative liabilities
Currency forward	￦	1,153	34	7,862	1,278
Currency swap		—	56,612	61,997	296,098
Interest rate swap		2,098	78,789	1,408	59,416

	￦	3,251	135,435	71,267	356,792

(*1)	The Company has a put option to sell shares of DS POWER Co., Ltd, a related party of the Company, and the fair value of the option is recorded in ‘Others’.

(2)	Currency forward contracts which are not designated as hedge instruments as of December 31, 2017 are as follows:

Counterparty	Contract Date	Maturity date	Contract amounts		Contract exchange rate
			Pay	Receive
	In millions of won and thousands of foreign currencies
KEB Hana Bank	2014.04.10	2021.07.12	55,120	USD 52,000	1,060.00
KEB Hana Bank	2014.04.28	2021.07.12	50,784	USD 48,000	1,058.00
Bank of America	2014.04.29	2021.07.12	105,400	USD 100,000	1,054.00
KEB Hana Bank	2014.05.09	2021.07.12	104,600	USD 100,000	1,046.00
KEB Hana Bank	2017.12.22	2021.07.12	105,079	USD 100,000	1,050.79
Korea Development Bank	2017.12.27	2021.07.12	104,849	USD 100,000	1,048.49
CCB	2017.12.07	2018.01.11	10,921	USD 10,000	1,092.14
Morgan Stanley	2017.11.27	2018.01.03	5,439	USD 5,000	1,087.70
Mizuho Bank	2017.11.29	2018.01.05	5,402	USD 5,000	1,080.32
KEB Hana Bank	2017.11.30	2018.01.08	5,437	USD 5,000	1,087.35
Mizuho Bank	2017.12.05	2018.01.09	5,416	USD 5,000	1,083.20
Nova Scotia	2017.12.11	2018.01.12	10,922	USD 10,000	1,092.20
Kookmin Bank	2017.12.12	2018.01.15	3,270	USD 3,000	1,090.15
Kookmin Bank	2017.12.13	2018.01.16	10,906	USD 10,000	1,090.55
Credit Suisse	2017.12.14	2018.01.17	10,858	USD 10,000	1,085.80
Standard Chartered	2017.12.14	2018.01.18	10,858	USD 10,000	1,085.80
Morgan Stanley	2017.12.15	2018.01.19	10,884	USD 10,000	1,088.39
Nova Scotia	2017.12.18	2018.01.22	10,881	USD 10,000	1,088.14
Standard Chartered	2017.12.20	2018.01.22	5,413	USD 5,000	1,082.60
Mizuho Bank	2017.12.21	2018.01.26	10,802	USD 10,000	1,080.20
Credit Suisse	2017.12.22	2018.01.26	10,778	USD 10,000	1,077.75
KEB Hana Bank	2017.12.28	2018.01.29	10,716	USD 10,000	1,071.55
CCB	2017.12.28	2018.01.30	10,706	USD 10,000	1,070.60
Nova Scotia	2017.12.29	2018.02.05	10,679	USD 10,000	1,067.90
Nova Scotia	2017.12.05	2018.01.05	2,170	USD 2,000	1,084.92
Nova Scotia	2017.12.05	2018.01.05	2,164	USD 2,000	1,082.02
Nova Scotia	2017.12.07	2018.01.05	6,551	USD 6,000	1,091.77
Korea Development Bank	2017.12.14	2018.01.10	11,950	USD 11,000	1,086.35
Societe Generale	2017.12.14	2018.01.10	10,865	USD 10,000	1,086.45
BTMU	2017.12.20	2018.01.16	11,906	USD 11,000	1,082.35
Korea Development Bank	2017.12.20	2018.01.16	15,130	USD 14,000	1,080.70
CCB	2017.12.21	2018.01.23	11,880	USD 11,000	1,080.00
Korea Development Bank	2017.12.28	2018.01.31	11,782	USD 11,000	1,071.10
Nova Scotia	2017.12.28	2018.01.23	33,209	USD 31,000	1,071.25
KEB Hana Bank	2017.12.28	2018.01.23	10,712	USD 10,000	1,071.15
BTMU	2017.12.28	2018.01.31	10,712	USD 10,000	1,071.20
BNP Paribas	2017.11.15	2018.01.17	3,713	USD 3,349	1,108.60
Nova Scotia	2017.11.15	2018.01.22	8,837	USD 8,000	1,104.60
BTMU	2017.11.29	2018.02.01	7,568	USD 7,000	1,081.20
BNP Paribas	2017.11.29	2018.02.01	7,557	USD 7,000	1,079.60
Credit Agricole	2017.12.19	2018.01.22	5,429	USD 5,000	1,085.75
BTMU	2017.12.20	2018.02.22	10,822	USD 10,000	1,082.18
KEB Hana Bank	2017.12.20	2018.01.22	2,879	USD 2,661	1,082.00
BNP Paribas	2017.12.20	2018.01.22	5,406	USD 5,000	1,081.10
Nonghyup Bank	2017.12.21	2018.01.23	6,467	USD 6,000	1,077.90
Nova Scotia	2017.12.27	2018.01.29	5,366	USD 5,000	1,073.15
Nova Scotia	2017.12.27	2018.01.05	5,373	USD 5,000	1,074.50
KEB Hana Bank	2017.11.23	2018.01.11	9,237	USD 8,500	1,086.76
Standard Chartered	2017.12.13	2018.01.15	5,454	USD 5,000	1,090.70
Standard Chartered	2017.12.08	2018.01.25	10,921	USD 10,000	1,092.05
Standard Chartered	2017.10.31	2018.02.21	5,610	USD 5,000	1,122.00
Standard Chartered	2017.11.29	2018.02.21	7,572	USD 7,000	1,081.65
Nova Scotia	2017.12.20	2018.03.22	3,978	USD 3,682	1,080.55
Nova Scotia	2017.12.20	2018.03.22	5,399	USD 5,000	1,079.75
Nova Scotia	2017.12.20	2018.03.22	5,393	USD 5,000	1,078.55
Nova Scotia	2017.12.20	2018.03.22	5,393	USD 5,000	1,078.65
Nova Scotia	2017.12.14	2018.03.19	205	USD 189	1,084.50
Standard Chartered	2017.12.19	2018.03.21	3,164	USD 2,918	1,084.20
Societe Generale	2017.12.19	2018.03.21	1,177	USD 1,087	1,082.90
Societe Generale	2017.12.19	2018.03.21	5,418	USD 5,000	1,083.60
Societe Generale	2017.12.19	2018.03.21	5,421	USD 5,000	1,084.20
BNP Paribas	2017.12.19	2018.03.21	5,413	USD 5,000	1,082.60
BNP Paribas	2017.12.19	2018.03.21	5,419	USD 5,000	1,083.70
BNP Paribas	2017.12.19	2018.03.21	5,422	USD 5,000	1,084.30
Nova Scotia	2017.12.19	2018.03.21	5,427	USD 5,000	1,085.40
Nova Scotia	2017.12.19	2018.03.21	5,430	USD 5,000	1,085.90
Nova Scotia	2017.12.14	2018.03.19	5,428	USD 5,000	1,085.50
Standard Chartered	2017.12.14	2018.03.19	5,428	USD 5,000	1,085.50
Nova Scotia	2017.11.21	2018.02.26	5,266	USD 4,826	1,091.10
Nova Scotia	2017.11.21	2018.02.26	5,461	USD 5,000	1,092.10
Nova Scotia	2017.11.15	2018.02.21	1,755	USD 1,587	1,106.10
Nova Scotia	2017.11.15	2018.02.21	5,536	USD 5,000	1,107.10
Nova Scotia	2017.11.15	2018.02.21	4,462	USD 4,027	1,108.10
Nova Scotia	2017.10.31	2018.02.06	711	USD 638	1,112.80
Nova Scotia	2017.10.31	2018.02.05	194	USD 173	1,117.80
Nova Scotia	2017.10.31	2018.02.05	5,594	USD 5,000	1,118.80
Nova Scotia	2017.10.31	2018.02.02	5,604	USD 5,000	1,120.80
Nova Scotia	2017.10.31	2018.02.02	5,599	USD 5,000	1,119.80
Nomura	2017.10.31	2018.02.02	5,602	USD 5,000	1,120.40
Credit Agricole	2017.10.31	2018.02.02	5,604	USD 5,000	1,120.70
Credit Agricole	2017.10.31	2018.02.02	5,599	USD 5,000	1,119.70
Standard Chartered	2017.10.31	2018.02.02	5,604	USD 5,000	1,120.70
Standard Chartered	2017.10.31	2018.02.02	5,393	USD 4,817	1,119.70
Societe Generale	2017.10.31	2018.02.02	861	USD 768	1,120.80
Nova Scotia	2017.10.26	2018.01.30	923	USD 822	1,123.40
BNP Paribas	2017.10.13	2018.01.18	652	USD 579	1,125.60
KEB Hana Bank	2017.11.27	2018.11.26	JPY 40,000	398	9.94

(3)	Currency swap contracts which are not designated as hedge instruments as of December 31, 2017 are as follows:

Counterparty	Contract year	Contract amount		Contract interest rate		Contract exchange rate
		Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies
Deutsche Bank	2013~2018	110,412	JPY 10,000,000	6.21%	4.19%	11.04
IBK	2013~2018	111,800	USD 100,000	3.16%	2.79%	1,118.00
Bank of America	2013~2018	103,580	JPY 10,000,000	7.05%	4.19%	10.36
Credit Suisse	2014~2019	118,632	CHF 100,000	2.98%	1.50%	1,186.32
Standard Chartered	2014~2019	114,903	CHF 100,000	4.00%	1.50%	1,149.03
Standard Chartered	2014~2029	102,470	USD 100,000	3.14%	3.57%	1,024.70
Societe Generale	2014~2024	105,017	USD 100,000	4.92%	5.13%	1,050.17
KEB Hana Bank	2015~2024	107,970	USD 100,000	4.75%	5.13%	1,079.70
Credit Agricole	2015~2024	94,219	USD 86,920	4.85%	5.13%	1,083.97
Citibank	2012~2022	112,930	USD 100,000	2.79%	3.00%	1,129.30
JP Morgan	2012~2022	112,930	USD 100,000	2.79%	3.00%	1,129.30
Bank of America	2012~2022	112,930	USD 100,000	2.79%	3.00%	1,129.30
Shinhan Bank	2016~2022	112,930	USD 100,000	2.79%	3.00%	1,129.30
HSBC	2012~2022	111,770	USD 100,000	2.89%	3.00%	1,117.70
KEB Hana Bank	2012~2022	111,770	USD 100,000	2.87%	3.00%	1,117.70
Standard Chartered	2012~2022	111,770	USD 100,000	2.89%	3.00%	1,117.70
Deutsche Bank	2012~2022	55,885	USD 50,000	2.79%	3.00%	1,117.70
DBS	2013~2018	108,140	USD 100,000	2.63%	3M Libor+0.84%	1,081.40
DBS	2013~2018	108,140	USD 100,000	2.57%	3M Libor+0.84%	1,081.40
DBS	2013~2018	108,140	USD 100,000	2.57%	3M Libor+0.84%	1,081.40
HSBC	2013~2018	107,450	USD 100,000	3.41%	2.88%	1,074.50
Standard Chartered	2013~2018	107,450	USD 100,000	3.44%	2.88%	1,074.50
JP Morgan	2013~2018	107,450	USD 100,000	3.48%	2.88%	1,074.50
Bank of America	2014~2018	107,450	USD 100,000	3.09%	2.88%	1,074.50
Citibank	2014~2018	107,450	USD 100,000	3.09%	2.88%	1,074.50
HSBC	2014~2019	105,260	USD 100,000	2.48%	2.38%	1,052.60
Standard Chartered	2014~2019	105,260	USD 100,000	2.48%	2.38%	1,052.60
Korea Development Bank	2016~2019	105,260	USD 100,000	2.48%	2.38%	1,052.60
Nomura	2015~2025	111,190	USD 100,000	2.60%	3.25%	1,111.90
Korea Development Bank	2015~2025	111,190	USD 100,000	2.62%	3.25%	1,111.90
Woori Bank	2015~2025	55,595	USD 50,000	2.62%	3.25%	1,111.90
KEB Hana Bank	2015~2025	55,595	USD 50,000	2.62%	3.25%	1,111.90
Woori Bank	2017~2027	111,610	USD 100,000	2.25%	3.13%	1,116.10
KEB Hana Bank	2017~2027	111,610	USD 100,000	2.31%	3.13%	1,116.10
Korea Development Bank	2017~2027	111,610	USD 100,000	2.31%	3.13%	1,116.10

(4)	Currency swap contracts which are designated as hedge instruments as of December 31, 2017 are as follows:

Counterparty	Contract year	Contract amount		Contract interest rate		Contract exchange rate
		Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies
Citibank	2013~2018	54,570	USD 50,000	2.90%	3M Libor+1.01%	1,091.40
Standard Chartered	2013~2018	54,570	USD 50,000	2.90%	3M Libor+1.01%	1,091.40
Credit Suisse	2013~2018	111,410	USD 100,000	3.22%	3M Libor+1.50%	1,114.10
HSBC	2014~2020	99,901	AUD 100,000	3.52%	5.75%	999.01
HSBC	2014~2020	100,482	AUD 100,000	3.48%	5.75%	1,004.82
Standard Chartered	2013~2020	USD 117,250	AUD 125,000	3M Libor+1.25%	5.75%	0.94
Standard Chartered	2014~2020	126,032	USD 117,250	3.55%	3M Libor+1.25%	1,074.90
Korea Development Bank	2017~2020	114,580	USD 100,000	1.75%	2.38%	1,145.80
KEB Hana Bank	2017~2020	114,580	USD 100,000	1.75%	2.38%	1,145.80
Export-import bank of Korea	2017~2020	114,580	USD 100,000	1.75%	2.38%	1,145.80
JP Morgan	2014~2019	107,190	USD 100,000	3M Libor+3.25%	2.75%	1,071.90
Morgan Stanley	2014~2019	107,190	USD 100,000	3M Libor+3.25%	2.75%	1,071.90
Deutsche Bank	2014~2019	107,190	USD 100,000	3M Libor+3.25%	2.75%	1,071.90
Korea Development Bank	2016~2021	121,000	USD 100,000	2.15%	2.50%	1,210.00
Morgan Stanley	2016~2021	121,000	USD 100,000	3M Libor+2.10%	2.50%	1,210.00
BNP Paribas	2016~2021	121,000	USD 100,000	3M Libor+2.10%	2.50%	1,210.00
Nomura	2017~2037	52,457	EUR 40,000	2.60%	1.70%	1,311.42
Nomura	2017~2037	59,423	SEK 450,000	2.62%	2.36%	132.05
Credit Agricole	2013~2019	118,343	CHF 100,000	3.47%	1.63%	1,183.43
Morgan Stanley	2013~2019	59,172	CHF 50,000	3.40%	1.63%	1,183.43
Nomura	2013~2019	59,172	CHF 50,000	3.47%	1.63%	1,183.43
Morgan Stanley	2013~2018	107,360	USD 100,000	3.27%	2.88%	1,073.60
Credit Agricole	2013~2018	107,360	USD 100,000	3.34%	2.88%	1,073.60
JP Morgan	2013~2018	161,040	USD 150,000	3.34%	2.88%	1,073.60
Standard Chartered	2013~2018	161,040	USD 150,000	3.34%	2.88%	1,073.60
Standard Chartered	2014~2019	104,490	USD 100,000	2.77%	2.63%	1,044.90
Credit Agricole	2014~2019	104,490	USD 100,000	2.77%	2.63%	1,044.90
Morgan Stanley	2014~2019	104,490	USD 100,000	2.70%	2.63%	1,044.90
Standard Chartered	2013~2018	81,188	USD 75,000	2.65%	1.88%	1,082.50
Credit Agricole	2013~2018	81,188	USD 75,000	2.65%	1.88%	1,082.50
Deutsche Bank	2013~2018	81,188	USD 75,000	2.65%	1.88%	1,082.50
Citibank	2013~2018	81,188	USD 75,000	2.65%	1.88%	1,082.50
Societe Generale	2013~2018	106,190	USD 100,000	3.48%	2.63%	1,061.90
BNP Paribas	2013~2018	53,095	USD 50,000	3.48%	2.63%	1,061.90
KEB Hana Bank	2013~2018	53,095	USD 50,000	3.48%	2.63%	1,061.90
Standard Chartered	2013~2018	106,030	USD 100,000	3.48%	2.63%	1,060.30
BNP Paribas	2013~2018	53,015	USD 50,000	3.48%	2.63%	1,060.30
KEB Hana Bank	2013~2018	31,809	USD 30,000	3.48%	2.63%	1,060.30
Societe Generale	2013~2018	21,206	USD 20,000	3.48%	2.63%	1,060.30
HSBC	2013~2018	53,015	USD 50,000	3.47%	2.63%	1,060.30
Nomura	2013~2018	53,015	USD 50,000	3.47%	2.63%	1,060.30
Credit Agricole	2014~2020	110,680	USD 100,000	2.29%	2.50%	1,106.80
Societe Generale	2014~2020	55,340	USD 50,000	2.16%	2.50%	1,106.80
KEB Hana Bank	2014~2020	55,340	USD 50,000	2.16%	2.50%	1,106.80
KEB Hana Bank	2014~2020	55,340	USD 50,000	2.21%	2.50%	1,106.80
Standard Chartered	2014~2020	55,340	USD 50,000	2.21%	2.50%	1,106.80
HSBC	2014~2020	55,340	USD 50,000	2.21%	2.50%	1,106.80
Nomura	2014~2020	55,340	USD 50,000	2.21%	2.50%	1,106.80
BNP Paribas	2014~2020	55,340	USD 50,000	2.21%	2.50%	1,106.80
HSBC	2014~2020	55,340	USD 50,000	2.21%	2.50%	1,106.80
KEB Hana Bank	2017~2022	226,600	USD 200,000	1.94%	2.63%	1,133.00
Korea Development Bank	2017~2022	113,300	USD 100,000	1.94%	2.63%	1,133.00
Nomura	2017~2022	113,300	USD 100,000	1.95%	2.63%	1,133.00
Woori Bank	2017~2022	56,650	USD 50,000	1.95%	2.63%	1,133.00
Kookmin Bank	2017~2022	56,650	USD 50,000	1.95%	2.63%	1,133.00

(5)	Interest rate swap contracts which are not designated as hedge instruments as of December 31, 2017 are as follows:

Counterparty	Contract year	Contract amount	Contract interest rate per annum
			Pay	Receive
		In millions of won
JP Morgan	2013~2018	￦ 150,000	3.58%	3M CD+0.31%
Credit Suisse	2014~2018	25,000	2.98%	1Y CMT+0.31%
KEB Hana Bank	2017~2022	100,000	2.01%	3M CD+0.24%
KEB Hana Bank	2017~2022	100,000	2.06%	3M CD+0.27%
Nomura(*1)	2017~2037	30,000	2.05%	3.08%
KEB Hana Bank	2017~2021	200,000	2.45%	3M CD+0.32%
Export-import bank of Korea	2015~2031	USD 15,893	2.67%	6M USD Libor
ING Bank	2015~2031	USD 7,861	2.67%	6M USD Libor
BNP Paribas	2015~2031	USD 7,861	2.67%	6M USD Libor

(*1)	2.05% of the contract interest rate for paying is applied for five years from the date of issuance, and 3M CD + 0.10% is applied thereafter.

(6)	Interest rate swap contracts which are designated as hedge instruments as of December 31, 2017 are as follows:

Counterparty	Contract year	Contract amount	Contract interest rate per annum
			Pay	Receive
		In millions of won
BNP Paribas	2009~2027	USD 92,120	4.16%	6M USD Libor
KFW	2009~2027	USD 92,120	4.16%	6M USD Libor
Credit Agricole	2016~2033	USD 96,297	3.98% ~ 4.10%	6M USD Libor
SMBC	2016~2033	USD 125,927	4.05% ~ 4.18%	6M USD Libor
Mizuho Bank	2016~2019	USD 36,890	1.56%	1.35%
SMBC	2016~2019	USD 36,890	1.56%	1.35%

(7)	Gain and loss on valuation and transaction of derivatives for the years ended December 31, 2016 and 2017 are as follows and included in finance income and costs in the consolidated statements of comprehensive income (loss):

		Net income effects of valuation gain (loss)			Net income effects of transaction gain (loss)			Accumulated other comprehensive income (loss) (*)
		2015	2016	2017	2015	2016	2017	2015	2016	2017
			In millions of won
Currency forward	￦	357	15,993	(41,889)	8,523	4,266	(28,223)	—	—	—
Currency swap		431,565	253,035	(843,747)	75,752	(68,266)	(137,376)	(6,926)	40,031	26,810
Interest rate swap		161,609	8,517	6,909	30,314	7,562	(3,362)	4,082	6,719	5,074
Other derivatives		—	10,523	4,060	—	—	—	—	—	—

	￦	593,531	288,068	(874,667)	114,589	(56,438)	(168,961)	(2,844)	46,750	31,884

(*)	For the year ended December 31, 2017, the net gain on valuation of derivatives applying cash flow hedge accounting of ￦20,868 million, net of tax, is included in other comprehensive income or loss.